Derivatives and hedging activities	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging activities
Derivatives and hedging activities
Operating in multiple currencies, the Group uses foreign exchange forward contracts to hedge certain exposures resulting from changes in foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months and are recognized as derivative instruments. The Group enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue and expense in the normal course of business and accordingly, they are not speculative in nature.
From time to time the Group may also enter into foreign exchange SWAP contracts to buy and sell foreign currency at predetermined exchange rates in order to earn a fixed income as an alternative to placing a bank deposit. In such situations the Company may temporarily purchase the actual underlying (cash denominated in a foreign currency) as well as the derivative in one contract. Although the Group views the temporary purchase of the underlying as an integral part of the SWAP contract, it presents revaluation of the underlying under the "Net foreign exchange gain (loss)" caption of the consolidated statement of income. The change in fair value of the derivative itself is presented under the "Gain (loss) from derivative instruments" caption of the consolidated statement of income. During the year ended March 31, 2018 the Group earned fixed income in amount of $205.
Foreign exchange contracts are classified as either assets or liabilities on the balance sheet and measured on a recurring basis at fair value. Gains and losses resulting from changes in fair value are accounted for depending on the use of the contract and whether it is designated and qualifies for hedge accounting.
The critical terms of forward contracts concluded in 2017 calendar year are the same as those of the hedged forecasted transaction; all hedging relationships are formally documented at the inception of the hedge; therefore there is no ineffectiveness to be recognized in earnings and the Group recognizes changes in the intrinsic value of these cash flow hedges in accumulated other comprehensive income in its Consolidated Balance Sheets, until the forecasted transaction occurs.
Forward contracts concluded before January 2016 were not designated as cash flow hedge at inception and did not qualify for hedge accounting. Gain or loss on revaluation of these contracts is recognized directly in earnings as gain or loss from foreign currency exchange contract.
10. Derivatives and hedging activities (Continued)
The reconciliation from the opening balance to the closing balance of foreign currency derivative instruments designated as cash flow hedges, respective accumulated other comprehensive income and foreign currency derivative instruments not designated as hedges for the years ended March 31, 2018 and 2017 is as follows:

	As of March 31, 2017	Gain/(loss) recognized in earnings	Gain/(loss) recognized in OCI	Settlement (net)	As of March 31, 2018
Non-hedge derivatives, including:
Swaps	$—	$(1,791)	$—	$1,791	$—
Forwards	731	—	—	(731)	—
Cash flow hedge derivatives, including:
Revenue	426	—	(3,662)	2,307	(929)
Cost of sales	(85)	—	733	(337)	311
Total	$1,072	$(1,791)	$(2,929)	$3,030	$(618)

	As of March 31, 2016	Gain/(loss) recognized in earnings	Gain/(loss) recognized in OCI	Settlement (net)	As of March 31, 2017
Non-hedge derivatives:
Forwards	$(866)	$1,349	$—	$248	$731
Cash flow hedge derivatives, including:
Revenue	(1,713)	—	$3,244	$(1,105)	426
Cost of sales	104	—	(1,154)	965	(85)
Total	$(2,475)	$1,349	$2,090	$108	$1,072

	As of March 31, 2017	(Gain)/loss recognized in OCI	Reclassified to earnings	As of March 31, 2018
Accumulated OCI, including
Revenue	$(292)	$3,662	$(2,638)	$732
Cost of sales	85	(733)	337	(311)
Income tax effect	201	(67)	—	134
Total	$(6)	$2,862	$(2,301)	$555

	As of March 31, 2016	(Gain)/loss recognized in OCI	Reclassified to earnings	As of March 31, 2017
Accumulated OCI, including
Revenue	$1,516	$(3,244)	$1,436	$(292)
Cost of sales	(104)	1,154	(965)	85
Income tax effect	—	201	—	201
Total	$1,412	$(1,889)	$471	$(6)

10. Derivatives and hedging activities (Continued)
The following table presents the fair values of the Group's derivative instruments that were designated as hedging instruments:

	Fair value
Derivatives Designated as Hedging Instruments	As of March 31, 2018	As of March 31, 2017
Assets:
Forwards (Cash flow hedge)	$158	$636
Total assets	158	636
Liabilities:
Forwards (Cash flow hedge)	(776)	(295)
Total liabilities	$(776)	$(295)

The following table presents the fair values of the Group's derivative instruments that were not designated as hedging instruments:

Fair value
Derivatives Not Designated as Hedging Instruments	As of March 31, 2018	As of March 31, 2017
Assets:
Swaps	$—	$—
Forwards	—	731
Total assets	$—	$731
Liabilities:
Swaps	—	—
Forwards	—	—
Total liabilities	$—	$—

As of March 31, 2018, the Group has entered into forward contracts to buy £7.6 million in total for $10.4 million in order to hedge the risk of U.S. dollar depreciation against the British pound for GBP-denominated expense; and forward contracts to sell €24.3 million in total for $29.5 million to hedge the risk of U.S. dollar appreciation against the Euro for Euro-denominated revenue. All forward contracts are subject to net settlement.
The fair values of the Group's derivative assets of $158 and liabilities of $776 have been classified as Level 2 as discussed in Note 2 above.